FINANCIAL INSTRUMENTS - Disclosure of detailed information about aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 3,728	$ 22,052
Allowance for doubtful accounts	(169)	(188)	$ (154)
Accounts receivable	3,559	21,864
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	2,966	8,411
Past due 31-60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	328	1,051
Past due 61-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	34	352
Past due 91-120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	24	41
Past due over 120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 376	$ 12,197